Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 8,572	$ 398,165	$ 0	$ 0	$ 406,737
Distributions declared / paid (distributions of $0.90, $0.40 and $0.60 per common unit in 2020, 2021 and 2022, respectively)	(314)	(16,761)	0	0	(17,075)
Partnership’s net income	558	29,809	0	0	30,367
Equity compensation expense (Note 13)	0	2,049	0	0	2,049
Other comprehensive loss (Note 8)					0
Ending balance, value at Dec. 31, 2020	8,816	413,262	0	0	422,078
Distributions declared / paid (distributions of $0.90, $0.40 and $0.60 per common unit in 2020, 2021 and 2022, respectively)	(140)	(7,473)	0	0	(7,613)
Partnership’s net income	1,790	96,388	0	0	98,178
Equity compensation expense (Note 13)	0	2,043	0	0	2,043
Issuance of common units in connection with the acquisition of vessel owning companies (Notes 4, 5, 12)	0	15,277	0	0	15,277
Repurchase of common units (Note 12)	0	0	(4,499)	0	(4,499)
Other comprehensive loss (Note 8)					0
Ending balance, value at Dec. 31, 2021	10,466	519,497	(4,499)	0	525,464
Distributions declared / paid (distributions of $0.90, $0.40 and $0.60 per common unit in 2020, 2021 and 2022, respectively)	(209)	(11,946)	0	0	(12,155)
Partnership’s net income	2,157	123,264	0	0	125,421
Equity compensation expense (Note 13)	0	3,790	0	0	3,790
Re-issuance of treasury units in connection with the acquisition of a vessel owning company (Notes 5, 12)	0	0	6,583	0	6,583
Repurchase of common units (Note 12)	0	0	(5,911)	0	(5,911)
Other comprehensive loss (Note 8)	0	0	0	(4,766)	(4,766)
Ending balance, value at Dec. 31, 2022	$ 12,414	$ 634,605	$ (3,827)	$ (4,766)	$ 638,426